ACQUISITION OF iGEMS TV, INC.	3 Months Ended
Feb. 28, 2022
Acquisition Of Igems Tv Inc.
ACQUISITION OF iGEMS TV, INC.

4.    ACQUISITION OF iGEMS TV, INC.

On December 14, 2021, the Company acquired 100% of the issued and outstanding shares of iGEMS TV, Inc. (“IGEMS”) in accordance with an Agreement and Plan of Merger (“iGEMS Agreement”). As consideration, the Company will issue up to 850,000 common shares of the Company to the former shareholders of iGEMS upon iGEMS achieving total cumulative revenue of $9,412,830 before the sixth anniversary of the closing date as follows (“iGEMS Transaction”):

•	212,500 common shares on closing of the agreement (issued subsequently);
•	212,500 common shares upon iGEMS achieving revenue of $473,577 (“iGEMS First Milepost”);
•	212,500 common shares upon iGEMS achieving revenue of $2,400,664 (“iGEMS Second Milepost”);
•	212,500, or such lesser number based on a pro rata amount of iGEMS revenue recognized relative to the iGEMS Third Milepost, common shares upon iGEMS achieving revenue of $9,412,830 (“iGEMS Third Milepost”).

Upon closing of the iGEMS Agreement, Liquid Merger Sub 3 was amalgamated with iGEMS with the surviving entity retaining the name iGEMS TV, Inc.

In connection with the iGEMS Transaction, on June 25, 2021, the Company entered into an agreement with iGEMS for $100,000 which was advanced as follows: (1) $40,000 upon the date of the agreement (advanced June 28, 2021); (2) $33,000 on the first month anniversary (advanced August 3, 2021); and (3) $27,000 on the second month anniversary (advanced September 7, 2021). The agreement bore interest at 6% per annum and was due on the earlier of December 31, 2021 or 30 days following the termination of the iGEMS Transaction. The agreement was secured by a general security agreement over certain assets. The Company advanced a further $25,000 to iGEMS on December 10, 2021. As the advances were considered an advance on acquisition, the Company re-assumed the advance on the closing of the iGEMS Transaction on December 14, 2021.

On December 14, 2021, the 212,500 common shares to be issued (“iGEMS Contingent Consideration”) was valued to be $471,521. On February 28, 2022, the iGEMS Contingent Consideration was revalued to $291,485 resulting in a gain on derivative liability of $180,035. The iGEMS Contingent Consideration was calculated by multiplying the closing share price of the Company’s shares by the following weighted average expected number of shares to vest calculated using a probability scenario based approach:

	February 28, 2022	December 14, 2021
Weighted average expected number of shares to vest
Low Case	315,563	315,563
Base Case	422,025	422,025
High Case	561,638	561,638
Expected number of shares to vest	428,655	428,655
Liquid share price	$0.68	$1.10

The acquisition has been accounted for using the acquisition method pursuant to IFRS 3, Business Combinations. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess consideration given over the fair value of the net assets acquired has been recorded as goodwill.

Total
$
Consideration:
Common shares	233,750
iGEMS Contingent Consideration	471,521
Total unadjusted purchase price	705,271
Cash acquired	(21,981)
Total purchase price, net of cash acquired	683,290

Allocated as follows:
Accounts receivable	10,749
Accounts payable	(1,136)
Loans payable	(127,293)
Goodwill	800,970
Total	683,290

The purchase price allocation for the iGEMS Transaction reflects various fair value estimates and analyses, which are subject to change within the respective measurement periods. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at each acquisition date during the measurement periods. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements, and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected.

The Company determined the estimated fair value of the acquired working capital and goodwill after review and consideration of relevant information including discounted cash flow analyses, market data and management’s estimates.

The fair value of the acquired assets and liabilities are provisional pending receipt of the final valuations for those assets and liabilities.